UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of Registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: September 30

Date of reporting period: March 31, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

March 31, 2010

Semi-Annual Report

Legg Mason

Manager Select

Large

Cap

Value

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Manager Select Large Cap Value Fund

Fund objective

The Fund seeks long-term growth of capital.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Manager Select Large Cap Value Fund for the period from the Fund’s inception on December 1, 2009 through March 31, 2010.

We look forward to helping you meet your financial goals.

Sincerely,

Mark R. Fetting Chairman	David Odenath President

April 30, 2010

Legg Mason Manager Select Large Cap Value Fund 2010 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2010. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason Manager Select Large Cap Value Fund 2010 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2009 (inception date) and held for the period ended March 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on actual total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
7.42%	$1,000.00	$1,074.20	0.90%	$3.09

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on hypothetical total return[1]

Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[4]
5.00%	$1,000.00	$1,020.44	0.90%	$4.53

[1]	For the period December 1, 2009 (inception date) through March 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (121), then divided by 365.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Manager Select Large Cap Value Fund 2010 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2010

Legg Mason Manager Select Large Cap Value Fund

Security	Shares	Value
Common Stocks — 98.9%
Consumer Discretionary — 11.9%
Auto Components — 0.5%
Goodyear Tire & Rubber Co.	810	$10,238	*
TRW Automotive Holdings Corp.	320	9,146	*
Total Auto Components		19,384
Automobiles — 0.3%
Ford Motor Co.	950	11,942	*
Diversified Consumer Services — 0.2%
Career Education Corp.	50	1,582	*
ITT Educational Services Inc.	20	2,250	*
Service Corporation International	190	1,744
Total Diversified Consumer Services		5,576
Hotels, Restaurants & Leisure — 1.8%
Las Vegas Sands Corp.	300	6,345	*
McDonald’s Corp.	730	48,705
MGM MIRAGE	690	8,280	*
Royal Caribbean Cruises Ltd.	140	4,619	*
Total Hotels, Restaurants & Leisure		67,949
Household Durables — 0.4%
Leggett & Platt Inc.	300	6,492
Lennar Corp., Class A Shares	450	7,744
Total Household Durables		14,236
Internet & Catalog Retail — 0.1%
Liberty Media Holding Corp., Interactive Group, Series A Shares	340	5,205	*
Media — 6.0%
CBS Corp., Class B Shares	150	2,091
Clear Channel Outdoor Holdings Inc., Class A Shares	750	7,958	*
Comcast Corp., Class A Shares	2,450	46,109
DISH Network Corp., Class A Shares	1,030	21,445
Gannett Co. Inc.	365	6,030
News Corp., Class A Shares	1,750	25,217
Scripps Networks Interactive, Class A Shares	270	11,975
SES Global SA, FDR	600	15,150
Time Warner Cable Inc.	320	17,059
Time Warner Inc.	1,690	52,846
Walt Disney Co.	550	19,200
Warner Music Group Corp.	730	5,044	*
Total Media		230,124
Multiline Retail — 1.4%
Dollar Tree Inc.	60	3,553	*
Sears Holdings Corp.	120	13,012	*
Target Corp.	660	34,716
Total Multiline Retail		51,281
Specialty Retail — 1.2%
AutoNation Inc.	150	2,712	*
Gap Inc.	480	11,093
Home Depot Inc.	1,040	33,644
Total Specialty Retail		47,449
Total Consumer Discretionary		453,146

See Notes to Financial Statements.

4	Legg Mason Manager Select Large Cap Value Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2010

Legg Mason Manager Select Large Cap Value Fund

Security	Shares	Value
Consumer Staples — 8.6%
Beverages — 0.8%
Coca-Cola Co.	210	$11,550
Molson Coors Brewing Co., Class B Shares	120	5,047
PepsiCo Inc.	190	12,570
Total Beverages		29,167
Food & Staples Retailing — 2.6%
BJ’s Wholesale Club Inc.	40	1,480	*
CVS Caremark Corp.	1,660	60,689
SUPERVALU Inc.	120	2,002
Wal-Mart Stores Inc.	620	34,472
Total Food & Staples Retailing		98,643
Food Products — 0.8%
ConAgra Foods Inc.	490	12,284
Del Monte Foods Co.	170	2,482
Unilever PLC, ADR	510	14,933
Total Food Products		29,699
Household Products — 1.4%
Kimberly-Clark Corp.	500	31,440
Procter & Gamble Co.	370	23,410
Total Household Products		54,850
Tobacco — 3.0%
Altria Group Inc.	490	10,055
Lorillard Inc.	250	18,810
Philip Morris International Inc.	1,650	86,064
Total Tobacco		114,929
Total Consumer Staples		327,288
Energy — 12.2%
Energy Equipment & Services — 1.6%
Halliburton Co.	610	18,379
National-Oilwell Varco Inc.	100	4,058
Noble Corp.	120	5,018	*
Patterson-UTI Energy Inc.	100	1,397
Pride International Inc.	170	5,119	*
Rowan Cos. Inc.	90	2,620	*
Tidewater Inc.	20	945
Transocean Ltd.	280	24,187	*
Total Energy Equipment & Services		61,723
Oil, Gas & Consumable Fuels — 10.6%
BP PLC, ADR	590	33,671
Chevron Corp.	1,310	99,337
ConocoPhillips	800	40,936
CONSOL Energy Inc.	180	7,679
Devon Energy Corp.	280	18,040
El Paso Corp.	2,260	24,498
EOG Resources Inc.	40	3,718
EXCO Resources Inc.	180	3,308
Exxon Mobil Corp.	850	56,933

See Notes to Financial Statements.

Legg Mason Manager Select Large Cap Value Fund 2010 Semi-Annual Report	5

Legg Mason Manager Select Large Cap Value Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Massey Energy Co.	350	$18,302
Pioneer Natural Resources Co.	50	2,816
Royal Dutch Shell PLC, ADR, Class A Shares	240	13,886
Southern Union Co.	100	2,537
Suncor Energy Inc.	540	17,572
Teekay Corp.	30	682
Total SA, ADR	610	35,392
Walter Industries Inc.	50	4,614
XTO Energy Inc.	420	19,816
Total Oil, Gas & Consumable Fuels		403,737
Total Energy		465,460
Exchange Traded Funds — 2.1%
Direxion Daily Financial Bull 3X Shares	280	27,012
Direxionshares Energy Bull 3X Shares	330	12,834
iShares Trust—iShares Russell 1000 Value Index Fund	40	2,443
Rydex 2X S&P Select Sector Financial ETF	290	4,425
Ultra Financials ProShares	2,510	17,043
Ultra Real Estate ProShares	2,100	17,094
Total Exchange Traded Funds		80,851
Financials — 21.9%
Capital Markets — 3.1%
Bank of New York Mellon Corp.	750	23,160
BlackRock Inc., Class A Shares	40	8,710
Goldman Sachs Group Inc.	170	29,007
Morgan Stanley	1,070	31,340
State Street Corp.	560	25,279
Total Capital Markets		117,496
Commercial Banks — 2.6%
Fifth Third Bancorp	470	6,387
First Citizens BancShares Inc., Class A Shares	10	1,988
International Bancshares Corp.	40	920
PNC Financial Services Group Inc.	260	15,522
U.S. Bancorp	440	11,387
Wells Fargo & Co.	2,000	62,240
Total Commercial Banks		98,444
Consumer Finance — 1.1%
American Express Co.	440	18,155
AmeriCredit Corp.	390	9,266	*
Capital One Financial Corp.	202	8,365
Student Loan Corp.	140	4,974
Total Consumer Finance		40,760
Diversified Financial Services — 5.9%
Bank of America Corp.	5,750	102,637
Citigroup Inc.	6,610	26,771	*
CME Group Inc.	60	18,967
JPMorgan Chase & Co.	1,730	77,417
Total Diversified Financial Services		225,792

See Notes to Financial Statements.

6	Legg Mason Manager Select Large Cap Value Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2010

Legg Mason Manager Select Large Cap Value Fund

Security	Shares	Value
Insurance — 8.8%
ACE Ltd.	600	$31,380
Arch Capital Group Ltd.	40	3,050	*
Chubb Corp.	970	50,294
Cincinnati Financial Corp.	320	9,248
Hartford Financial Services Group Inc.	500	14,210
HCC Insurance Holdings Inc.	220	6,072
Lincoln National Corp.	500	15,350
Loews Corp.	590	21,995
Marsh & McLennan Cos. Inc.	680	16,606
MetLife Inc.	500	21,670
NATL Inc.	680	4,264	*
ProAssurance Corp.	20	1,171	*
Progressive Corp.	570	10,881
Protective Life Corp.	730	16,053
StanCorp Financial Group Inc.	30	1,429
Travelers Cos. Inc.	1,740	93,855
Unitrin, Inc.	30	841
Unum Group	680	16,844
Total Insurance		335,213
Real Estate Management & Development — 0.3%
CB Richard Ellis Group Inc., Class A Shares	820	12,997	*
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp Inc.	300	4,248
Total Financials		834,950
Health Care — 12.6%
Biotechnology — 0.3%
Amgen Inc.	200	11,952	*
Health Care Equipment & Supplies — 0.7%
Cooper Cos. Inc.	30	1,167
Thermo Fisher Scientific Inc.	380	19,547	*
Zimmer Holdings Inc.	100	5,920	*
Total Health Care Equipment & Supplies		26,634
Health Care Providers & Services — 6.8%
Aetna Inc.	920	32,301
AmerisourceBergen Corp.	610	17,641
Cardinal Health Inc.	340	12,250
CIGNA Corp.	1,110	40,604
Community Health Systems Inc.	190	7,017	*
Coventry Health Care Inc.	160	3,955	*
Magellan Health Services Inc.	20	870	*
Quest Diagnostics Inc.	30	1,749
UnitedHealth Group Inc.	1,980	64,686	*
Universal Health Services Inc., Class B Shares	80	2,807
WellPoint Inc.	1,200	77,256	*
Total Health Care Providers & Services		261,136
Life Sciences Tools & Services — 0.1%
PerkinElmer Inc.	90	2,151

See Notes to Financial Statements.

Legg Mason Manager Select Large Cap Value Fund 2010 Semi-Annual Report	7

Legg Mason Manager Select Large Cap Value Fund

Security	Shares	Value
Pharmaceuticals — 4.7%
Abbott Laboratories	280	$14,750
Eli Lilly & Co.	400	14,488
Johnson & Johnson	630	41,076
Merck & Co. Inc.	1,070	39,965
Novartis AG, ADR	350	18,935
Pfizer Inc.	2,320	39,788
Roche Holding AG	60	9,731	*
Total Pharmaceuticals		178,733
Total Health Care		480,606
Industrials — 11.2%
Aerospace & Defense — 4.7%
Boeing Co.	500	36,305
Honeywell International Inc.	600	27,162
L-3 Communications Holdings Inc.	100	9,163
Northrop Grumman Corp.	210	13,769
Raytheon Co.	1,500	85,680
Rockwell Collins Inc.	110	6,885
Total Aerospace & Defense		178,964
Air Freight & Logistics — 0.0%
Ryder System Inc.	30	1,163
Building Products — 0.0%
Armstrong World Industries Inc.	30	1,089	*
Commercial Services & Supplies — 0.0%
Corrections Corporation of America	50	993	*
Construction & Engineering — 0.3%
EMCOR Group Inc.	10	246	*
KBR Inc.	240	5,318
URS Corp.	80	3,969	*
Total Construction & Engineering		9,533
Electrical Equipment — 0.7%
Cooper Industries PLC	260	12,464
Rockwell Automation Inc.	210	11,836
Thomas & Betts Corp.	90	3,532	*
Total Electrical Equipment		27,832
Industrial Conglomerates — 3.7%
3M Co.	400	33,428
Carlisle Cos. Inc.	50	1,905
General Electric Co.	3,140	57,148
Textron Inc.	510	10,827
United Technologies Corp.	530	39,014
Total Industrial Conglomerates		142,322
Machinery — 1.6%
Caterpillar Inc.	200	12,570
Deere & Co.	110	6,541
Eaton Corp.	200	15,154
Harsco Corp.	130	4,152
Lincoln Electric Holdings Inc.	60	3,260

See Notes to Financial Statements.

8	Legg Mason Manager Select Large Cap Value Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2010

Legg Mason Manager Select Large Cap Value Fund

Security	Shares	Value
Machinery — continued
PACCAR Inc.	220	$9,535
Parker Hannifin Corp.	70	4,532
Snap-on Inc.	110	4,767
Total Machinery		60,511
Road & Rail — 0.2%
Hertz Global Holdings Inc.	600	5,994	*
Total Industrials		428,401
Information Technology — 7.0%
Communications Equipment — 0.1%
Tellabs Inc.	330	2,498
Computers & Peripherals — 4.8%
Dell Inc.	800	12,008	*
Hewlett-Packard Co.	2,000	106,300
International Business Machines Corp.	510	65,407
Total Computers & Peripherals		183,715
Electronic Equipment, Instruments & Components — 0.0%
AVX Corp.	30	426
IT Services — 0.3%
Alliance Data Systems Corp.	120	7,679	*
Fiserv Inc.	80	4,061	*
Total IT Services		11,740
Office Electronics — 0.1%
Xerox Corp.	500	4,875
Semiconductors & Semiconductor Equipment — 0.6%
Intel Corp.	1,000	22,260
Software — 1.1%
Activision Blizzard Inc.	1,260	15,196
Compuware Corp.	500	4,200	*
Microsoft Corp.	740	21,660
Quest Software Inc.	50	889	*
Total Software		41,945
Total Information Technology		267,459
Materials — 4.9%
Chemicals — 1.7%
Air Products & Chemicals Inc.	470	34,757
Ashland Inc.	70	3,694
Dow Chemical Co.	500	14,785
Eastman Chemical Co.	150	9,552
Valspar Corp.	50	1,474
Total Chemicals		64,262
Containers & Packaging — 0.1%
Packaging Corp. of America	80	1,969
Sealed Air Corp.	80	1,686
Total Containers & Packaging		3,655
Metals & Mining — 2.9%
AK Steel Holding Corp.	510	11,659
Cliffs Natural Resources Inc.	1,020	72,369

See Notes to Financial Statements.

Legg Mason Manager Select Large Cap Value Fund 2010 Semi-Annual Report	9

Legg Mason Manager Select Large Cap Value Fund

Security	Shares	Value
Metals & Mining — continued
Freeport-McMoRan Copper & Gold Inc.	95	$7,936
Reliance Steel & Aluminum Co.	60	2,954
Titanium Metals Corp.	30	498	*
United States Steel Corp.	280	17,785
Total Metals & Mining		113,201
Paper & Forest Products — 0.2%
Domtar Corp.	40	2,576	*
MeadWestvaco Corp.	170	4,344
Total Paper & Forest Products		6,920
Total Materials		188,038
Telecommunication Services — 5.1%
Diversified Telecommunication Services — 4.6%
AT&T Inc.	3,310	85,531
CenturyTel Inc.	590	20,921
Verizon Communications Inc.	2,190	67,934
Total Diversified Telecommunication Services		174,386
Wireless Telecommunication Services — 0.5%
MetroPCS Communications Inc.	200	1,416	*
Telephone & Data Systems Inc.	100	3,385
Vodafone Group PLC, ADR	590	13,741
Total Wireless Telecommunication Services		18,542
Total Telecommunication Services		192,928
Utilities — 1.4%
Electric Utilities — 0.4%
Allegheny Energy Inc.	100	2,300
FirstEnergy Corp.	340	13,290
IDACORP Inc.	30	1,039
Total Electric Utilities		16,629
Gas Utilities — 0.1%
AGL Resources Inc.	60	2,319
Nicor Inc.	20	838
Total Gas Utilities		3,157
Independent Power Producers & Energy Traders — 0.0%
Mirant Corp.	120	1,303	*
Multi-Utilities — 0.9%
CMS Energy Corp.	150	2,319
NiSource Inc.	260	4,108
NSTAR	50	1,771
Sempra Energy	420	20,958
TECO Energy Inc.	120	1,907
Vectren Corp.	40	989
Total Multi-Utilities		32,052
Total Utilities		53,141
Total Investments — 98.9% (Cost — $3,528,154#)		3,772,268
Other Assets in Excess of Liabilities — 1.1%		41,733
Total Net Assets — 100.0%		$3,814,001

See Notes to Financial Statements.

10	Legg Mason Manager Select Large Cap Value Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2010

Legg Mason Manager Select Large Cap Value Fund

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt

See Notes to Financial Statements.

Legg Mason Manager Select Large Cap Value Fund 2010 Semi-Annual Report	11

Statement of assets and liabilities (unaudited)

March 31, 2010

Assets:
Investments, at value (Cost — $3,528,154)	$3,772,268
Cash	53,238
Receivable from investment manager	17,293
Dividends receivable	5,590
Prepaid expenses	1,009
Total Assets	3,849,398

Liabilities:
Trustees’ fees payable	1,184
Payable for securities purchased	695
Accrued expenses	33,518
Total Liabilities	35,397
Total Net Assets	$3,814,001

Net Assets:
Par value (Note 5)	$3
Paid-in capital in excess of par value	3,549,997
Undistributed net investment income	14,273
Accumulated net realized gain on investments and foreign currency transactions	5,613
Net unrealized appreciation on investments and foreign currencies	244,115
Total Net Assets	$3,814,001
Shares Outstanding	295,802
Net Asset Value	$12.89

See Notes to Financial Statements.

12	Legg Mason Manager Select Large Cap Value Fund 2010 Semi-Annual Report

Statement of operations (unaudited)

For the Period Ended March 31, 2010†

Investment Income:
Dividends	$25,222
Interest	3
Less: Foreign taxes withheld	(207)
Total Investment Income	25,018

Expenses:
Organization fees	46,285
Custody fees	23,458
Trustees’ fees	10,703
Investment management fee (Note 2)	8,954
Shareholder reports	8,304
Legal fees	7,569
Audit and tax	5,482
Registration fees	555
Transfer agent fees	81
Miscellaneous expenses	1,368
Total Expenses	112,759
Less: Fee waivers and/or expense reimbursements (Note 2)	(102,014)
Net Expenses	10,745
Net Investment Income	14,273

Realized and Unrealized Gain on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Investment transactions	5,594
Foreign currency transactions	19
Net Realized Gain	5,613
Change in Net Unrealized Appreciation/Depreciation From:
Investments	244,114
Foreign currencies	1
Change in Net Unrealized Appreciation/Depreciation	244,115
Net Gain on Investments and Foreign Currency Transactions	249,728
Increase in Net Assets from Operations	$264,001

†	For the period December 1, 2009 (inception date) to March 31, 2010.

See Notes to Financial Statements.

Legg Mason Manager Select Large Cap Value Fund 2010 Semi-Annual Report	13

Statements of changes in net assets (unaudited)

For the Period Ended March 31,	2010†

Operations:
Net investment income	$14,273
Net realized gain	5,613
Change in net unrealized appreciation/depreciation	244,115
Increase in Net Assets From Operations	264,001

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	3,550,000
Increase in Net Assets From Fund Share Transactions	3,550,000
Increase in Net Assets	3,814,001

Net Assets:
Beginning of period	—
End of period*	$3,814,001
* Includes undistributed net investment income of:	$14,273

†	For the period December 1, 2009 (inception date) to March 31, 2010.

See Notes to Financial Statements.

14	Legg Mason Manager Select Large Cap Value Fund 2010 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout:
Class I Shares	Fiscal Period Ended March 31, 2010[1]

Net asset value, beginning of period	$12.00

Income from operations:
Net investment income	0.05
Net realized and unrealized gain	0.84
Total income from operations	0.89

Net asset value, end of period	$12.89
Total return[2]	7.42%

Net assets, end of period (000s)	$3,814

Ratios to average net assets:
Gross expenses[3]	9.44%
Net expenses[3,4,5]	0.90
Net investment income[3]	1.20

Portfolio turnover rate	30%

[1]	For the period December 1, 2009 (inception date) to March 31, 2010 (unaudited).

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.90% until December 31, 2011.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Manager Select Large Cap Value Fund 2010 Semi-Annual Report	15

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Manager Select Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Fund currently offers one class of shares: Class I.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the issuance date of the financial statements.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be also determined with the assistance of a pricing service using calculations based on indices of domestic securities and the appropriate indicators, such as prices of relevant American Depository Receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$3,772,268	—	—	$3,772,268

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into

16	Legg Mason Manager Select Large Cap Value Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Legg Mason Manager Select Large Cap Value Fund 2010 Semi-Annual Report	17

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2010, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current period, the Fund had no reclassification.

(j) Other. In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Legg Mason Global Asset Allocation, LLC (“LMGAA”) is Fund’s investment adviser. Brandywine Global Investment Management, LLC (“Brandywine Global”), ClearBridge Advisors, LLC (“ClearBridge”), Batterymarch Financial Management, Inc. (“Batterymarch”) and Legg Mason Capital Management, Inc. (“LMCM”) are the Fund’s subadvisers. LMPFA, LMGAA, Brandywine Global, ClearBridge, Batterymarch and LMCM are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Batterymarch and LMCM did not manage any portion of the Fund’s assets during the fiscal period.

Under the investment management agreement, the Fund pays an investment management fee calculated daily and paid monthly in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to LMGAA and the subadvisers the day-to-day portfolio management of the Fund. LMGAA is responsible for allocation management as well as managing a portion of the Fund’s assets.

LMPFA pays the investment adviser and the subadvisers 70% of the net management fee it receives from the Fund. LMGAA receives a portion of the net management fee for allocation management. LMGAA and the subadvisers are then paid the remaining net management fee based on the percentage of total assets each manages.

During the period ended March 31, 2010, as a result of an expense limitation agreement between the Fund and LMPFA, the ratio of expenses other than interest, brokerage, dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.90% until December 31, 2011. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

18	Legg Mason Manager Select Large Cap Value Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

During the period ended March 31, 2010, LMPFA waived its entire fee in the amount of $8,954. In addition, during the period ended March 31, 2010, the Fund was reimbursed for expenses amounting to $93,060.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Fund within three years after the year in which the manager earned the fee or incurred the expense if the Fund’s total annual operating expenses have fallen to a level below an expense limitation (“expense cap”). In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

Under a Deferred Compensation Plan (the “Plan”), Trustees may elect to defer receipt of all or a specified portion of their compensation. A participating trustee may select one or more funds in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Certain officers and Trustees of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the period ended March 31, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$4,588,706
Sales	1,066,146

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$294,780
Gross unrealized depreciation	(50,666)
Net unrealized appreciation	$244,114

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2010, the Fund did not invest in any derivative instruments.

5. Shares of beneficial interest

At March 31, 2010, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

Transactions in shares of the Fund were as follows:

Period Ended March 31, 2010†
Shares sold	295,802
Net increase	295,802

†	For the period December 1, 2009 (inception date) to March 31, 2010.

Legg Mason Manager Select Large Cap Value Fund	19

Board approval of management, advisory and subadvisory agreements (unaudited)

At its November 2009 meeting, the Fund’s Board of Trustees (the “Board”) approved the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”), the advisory agreement (the “Advisory Agreement”) between Legg Mason Global Asset Allocation, LLC (the “Adviser”) and the Manager, the subadvisory agreement among the Manager, the Adviser and Brandywine Global Investment Management, LLC (“Brandywine”), the subadvisory agreement among the Manager, the Adviser and ClearBridge Advisors, LLC (“ClearBridge”), the subadvisory agreement among the Manager, the Adviser and Batterymarch Financial Management, Inc. (“Batterymarch”) and the subadvisory agreement among the Manager, the Adviser and Legg Mason Capital Management, Inc. (“LMCM”) (each, a “Subadvisory Agreement”). Brandywine, ClearBridge, Batterymarch and LMCM are each referred to herein as a Subadviser. The trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) met separately, with the assistance of their independent legal counsel, to review and evaluate the information provided by the Manager, the Adviser and the Subadvisers to assist the Board, and in particular the Independent Trustees, in considering the Management, Advisory and Subadvisory Agreements.

In voting to approve the Agreements, the Board, including the Independent Trustees, considered whether approval of the Agreements would be in the best interests of the Fund and its shareholders. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Management Agreement, the Advisory Agreement and each Subadvisory Agreement. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each Agreement are reasonable and fair and that it was in the best interest of the Fund and its shareholders to approve the Agreements.

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager, the Adviser and each Subadviser, under the Management, Advisory and Subadvisory Agreements, respectively. The Board also considered the Manager’s supervisory activities over the Adviser and Subadvisers. In addition, the Board considered the administrative and other services to be rendered to the Fund and its shareholders by the Manager The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of other funds in the Legg Mason fund complex, including the management of cash and short-term instruments, and the Manager’s role in coordinating the activities of the Adviser and Subadvisers and the Fund’s other service providers. The Board’s evaluation of the services to be provided by the Manager, the Adviser and the Subadvisers took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager, the Adviser and the Subadvisers and the quality of the Manager’s administrative and other services.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management teams that would be primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the portfolio management strategy of the Adviser and each Subadviser and noted that the Adviser and the Subadvisers were committed to providing the resources necessary to assist the portfolio managers in managing the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available through the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager, the Adviser and the Subadvisers and the oversight to be provided by the Manager and/or the Adviser, as applicable. The Board also considered information regarding the Adviser’s and the Subadvisers’ brokerage policies and practices, including the standards applied in seeking best execution, the policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures.

The Board received and reviewed hypothetical historical results based upon performance of the Subadvisers and their proposed allocations.

20	Legg Mason Manager Select Large Cap Value Fund

Board approval of management, advisory and subadvisory agreements (unaudited) (cont’d)

The Board reviewed and considered, the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management, advisory and subadvisory services to be provided by the Manager, the Adviser and the Subadvisers, respectively. The Board also reviewed the fees to be paid to the Adviser and Subadvisers. The Board noted that the Manager, and not the Fund, pays the fee to the Adviser and Subadvisers and, accordingly, that the retention of the Adviser and the Subadvisers would not increase the fees and expenses incurred by the Fund. The Board also noted that the Manager had agreed it would waive fees or reimburse expenses to the extent necessary to maintain specified expense levels, until December 31, 2011 unless the Board consents to an earlier termination.

The Board also reviewed information regarding the fees the Manager, the Adviser and the Subadvisers charged to other Legg Mason funds.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and the expected total expense ratio (after waivers) for the institutional class shares with those of a group of funds, which showed that the Fund’s Contractual Management Fee was competitive and that the expected total expense ratio (after waivers) would be competitive.

The Board noted that the breakpoints included as a part of the Contractual Management Fee provide for sharing of economies of scale with shareholders as the Fund’s assets grow. The Board also noted that as the Fund’s assets increase, the Fund and its shareholders should realize other economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets.

The Board considered other benefits expected to be received by the Manager and its affiliates, including the Adviser and the Subadvisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. The Board also reviewed the Fund’s distribution arrangements.

In light of comparative fee information, as well as the nature, extent and quality of the services expected to be provided, the other benefits expected to be received by the Manager and its affiliates and the Manager’s commitment to the Fund and expected profitability, the Board concluded that the Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the approval of each Agreement is in the best interest of the Fund.

Legg Mason Manager Select

Large Cap Value Fund

Trustees

Mark R. Fetting

Chairman

David R. Odenath

President

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Legg Mason Global Asset Allocation, LLC

Subadvisers

Brandywine Global Investment Management, LLC

ClearBridge Advisors, LLC

Batterymarch Financial Management, Inc.

Legg Mason Capital Management, Inc.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc. 2000 Crown Colony Drive

Quincy, Massachusetts 02169

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART  OF THE SEMI-ANNUAL REPORT

Legg Mason Manager Select Large Cap Value Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland business trust.

Legg Mason Manager Select Large Cap Value Fund

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on the Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Manager Select Large Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC

Member FINRA, SIPC

LMFX012420 5/10 SR10-1090

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Assistant Secretary at 100 International Drive, 7th Floor, Baltimore, Maryland 21202, Attn.: Fund Assistant Secretary.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal half-year (the Registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(a) (3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By:	/S/ DAVID R. ODENATH
David R. Odenath President and Trustee of Legg Mason Global Asset Management Trust

Date: June 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID R. ODENATH
David R. Odenath President and Trustee of Legg Mason Global Asset Management Trust

Date: June 2, 2010

By:	/S/ KAPREL OZSOLAK
(Kaprel Ozsolak) Chief Financial Officer and Treasurer of Legg Mason Global Asset Management Trust

Date: June 2, 2010